SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Pennsylvania Tax-Free Fund

  (Each, a “Fund” and together, the “Funds”)

Each Fund is considered a diversified fund under the Investment Company Act of 1940, as amended.  Accordingly, effective immediately, the prospectuses and Statement of Additional Information (“SAI”) for the Funds are revised as follows:

I. In the prospectuses, the sections entitled “Principal Investment Strategies” for each Fund are revised to remove the following sentence:

“The Fund is considered to be non-diversified.”

II. In the prospectuses, the sections entitled “Principal Investment Risks” for each Fund are revised to remove “Non-Diversification Risk.”

III. In the SAI, the below sentence on the front cover is revised as follows:

Current	Revised

Each Fund, except the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund and Minnesota Tax-Free Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund, except the California Tax-Free Fund, Colorado Tax-Free Fund and North Carolina Tax-Free Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

IV. In the SAI, the section entitled “Fundamental Investment Policies” on page 3 is revised to make the following edits to Fundamental Investment Policy number two, which relates to diversification:

Current	Revised
(2) except for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax- Free Fund, North Carolina Tax-Free Fund and Pennsylvania Tax-Free Fund,	(2) except for the California Tax-Free Fund, Colorado Tax-Free Fund and North Carolina Tax-Free Fund,

V. In the SAI, the section entitled “Diversification” on page 23 is revised to remove references to the Funds as non-diversified funds.

November 10, 2014                                                                                                     MIR114/P1101SP